Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) from continuing operations before taxes	$ 28,240	$ (32,527)
Income/(loss) from discontinuing operations before taxes	1,270,788	(61,041)
(Loss)/Income before tax	$ 1,299,028	$ (93,568)
Statutory tax rate	27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate	$ 350,737	$ (25,263)
Items not taxable for income tax purposes	(348,159)	9,846
Effect of lower tax rate in foreign jurisdiction	(162)	3,048
Foreign exchange related to the weakening of the Argentine Pesos	5,670	0
Change in unrecognized deferred tax assets and other	2,573	12,369
Total income tax expense	$ 10,659	$ 0